Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Consolidated Statements of Comprehensive Income [Abstract]
Net income	$ 49,973	$ 43,730	$ 69,413
Other comprehensive income / (loss) (Actuarial gain / (loss))	49	4	(17)
Comprehensive income	$ 50,022	$ 43,734	$ 69,396